                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: _________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S Squared Technology, LLC
Address:  515 Madison Avenue
          New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt
Title:   Managing Member
Phone:   212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt                   New York, New York   May 13, 2010
----------------------------------------
[Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:              2
Form 13F Information Table Entry Total:       101
Form 13F Information Table Value Total:  $746,999
                                        (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC
                                 S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

                                                                  (SEC USE ONLY)
                                                                  March 31, 2010

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                             Item 6 Investment                       Item 8:
                                                    Item 4:                     Discretion                      Voting Authority
                                                     Fair      Item 5:   ------------------------   Item 7          (Shares)
                                 Item 2:  Item 3:   Market    Shares of        (b) Shared   (c)    Managers  ----------------------
                                Title of   CUSIP     Value    Principal  (a)  -As Defined Shared- See Instr.              (b)   (c)
     Item 1: Name of Issuer       class    Number  (x$1000)    Amount    Sole in Instr. V  Other       V      (a) Sole  Shared None
------------------------------- -------- --------- -------- ------------ ---- ----------- ------- ---------- ---------- ------ ----
ABSOLUTE SOFTWARE CORPORATION   COM      00386B109  10,202  1,805,100 SH           X                  02      1,805,100
ACCELRYS INC                    COM      00430U103   4,777    775,412 SH           X                  02        775,412
ACCENTURE PLC                   COM      G1151C101   2,702     64,400 SH   X                                     64,400
ACME PACKET INC                 COM      004764106   8,724    452,500 SH           X                  02        452,500
ACTELION LTD                    ADR        B1YD5Q2  12,909    283,600 SH           X                  01        283,600
AGILYSYS INC                    COM      00847J105   1,955    175,000 SH           X                  02        175,000
AIRVANA INC                     COM      00950V101   5,331    696,000 SH           X                  02        696,000
ALTERA CORP                     COM      021441100   6,080    250,200 SH           X                  01        250,200
ANALOG DEVICES INC              COM      032654105   5,822    202,000 SH           X                  01        202,000
APPLIED MICRO CIRCUITS          COM      03822W406   2,769    320,825 SH           X                  01        320,825
ARROW ELECTRONICS INC           COM      042735100  11,916    395,500 SH           X                  01        395,500
ARUBA NETWORKS INC              COM      043176106   5,907    432,400 SH           X                  02        432,400
AVAGO TECHNOLOGIES              COM      Y0486S104   2,714    132,000 SH           X                  01        132,000
AVIAT NETWORKS INC              COM      05366Y102   2,320    350,000 SH           X                  02        350,000
AVNET INC                       COM      053807103  14,418    480,600 SH           X                  01        480,600
BALLANTYNE STRONG INC           COM      058516105   1,970    364,800 SH           X                  02        364,800
BIOGEN IDEC INC                 COM      09062X103   8,614    150,100 SH           X                  01        150,100
BLUECOAT SYSTEMS                COM      09534T508   6,071    195,600 SH           X                01, 02      195,600
BMC SOFTWARE INC                COM      055921100  21,436    564,100 SH           X                  01        564,100
BSQUARE CORP                    COM      11776U102   2,259    973,900 SH           X                  02        973,900
CALLIDUS SOFTWARE               COM      13123E500   9,194  2,532,883 SH           X                01, 02    2,532,883
CAVIUM NETWORKS INC             COM      14965A101   4,901    197,000 SH           X                  02        197,000
CHINACAST EDUCATION CORP        COM      16946T109   4,934    675,000 SH           X                  02        675,000
CIENA                           COM      171779101   8,037    526,700 SH           X                  01        526,700
COGENT INC                      COM      19239Y108  12,493  1,224,800 SH           X                  02      1,224,800
COGNIZANT TECHNOLOGY SOLUTIONS  COM      192446102   9,212    180,700 SH           X                  01        180,700
COMPELLENT TECH                 COM      20452A108   4,044    230,400 SH           X                  02        230,400
COMVERGE INC                    COM      205859101   4,925    435,478 SH           X                  02        435,478
COMVERSE TECHNOLOGY INC         COM      205862402   8,390  1,010,800 SH           X                  01      1,010,800
CONSTANT CONTACT INC            COM      210313102   6,888    296,000 SH           X                  02        296,000
CYBERSOURCE CORP                COM      23251J106  10,667    604,000 SH           X                  01        604,000
DEMANDTEC TEC                   COM      24802R506     448     64,500 SH           X                  02         64,500
DEXCOM INC                      COM      252131107  15,304  1,571,300 SH           X                  02      1,571,300
DIGITAL RIV INC                 COM      25388B104     294      9,700 SH   X                                      9,700
DISH NETWORK CORP               COM      25470M109   7,012    336,800 SH           X                  01        336,800
DOUBLE-TAKE SOFTWARE INC        COM      258598101   3,029    340,000 SH           X                  02        340,000
E M C CORP MASS                 COM      268648102     884     49,000 SH   X                                     49,000
ECLIPSYS CORP                   COM      278856109   7,356    370,000 SH           X                  02        370,000
COLUMN TOTAL                                       256,908

                                                                  (SEC USE ONLY)
                                                                  March 31, 2010

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                             Item 6 Investment                       Item 8:
                                                    Item 4:                     Discretion                      Voting Authority
                                                     Fair      Item 5:   ------------------------   Item 7          (Shares)
                                 Item 2:  Item 3:   Market    Shares of        (b) Shared   (c)    Managers  ----------------------
                                Title of   CUSIP     Value    Principal  (a)  -As Defined Shared- See Instr.              (b)   (c)
     Item 1: Name of Issuer       class    Number  (x$1000)    Amount    Sole in Instr. V  Other       V      (a) Sole  Shared None
------------------------------- -------- --------- -------- ------------ ---- ----------- ------- ---------- ---------- ------ ----
EDUCATION MANAGEMENT            COM      28140M103  12,021    548,900 SH           X                  01        548,900
ELOYALTY                        COM      290151307   5,561    987,689 SH           X                01, 02      987,689
EMDEON INC                      COM      29084T104   2,865    173,400 SH           X                  01        173,400
EMULEX                          COM      292475209   4,024    303,000 SH           X                  01        303,000
FLEXTRONICS INTL LTD            COM      Y2573F102   7,359    938,700 SH           X                  01        938,700
FORTINET INC                    COM      34959E109   5,608    319,000 SH           X                  02        319,000
GENZYME CORP                    COM      372917104   6,551    126,400 SH           X                  01        126,400
GRAND CANYON EDUCATION INC      COM      38526M106  10,508    402,000 SH           X                  02        402,000
GSE SYSTEMS INC                 COM      36227K106   2,975    550,000 SH           X                  02        550,000
GUIDANCE SOFTWARE INC           COM      401692108   8,374  1,456,300 SH           X                  02      1,456,300
HARMONIC                        COM      413160102   2,051    325,000 SH           X                  02        325,000
IKANOS COMMUNICATIONS           COM      45173E105   1,765    588,500 SH           X                  02        588,500
INGRAM MICRO INC                COM      457153104  14,742    840,000 SH           X                  01        840,000
INTEGRATED DEVICE TECH          COM      458118106  14,862  2,424,400 SH           X                  01      2,424,400
INTERSIL HLDG CORP CL A         COM      46069S109   7,161    485,800 SH           X                  01        485,800
KENEXA CORP                     COM      488879107  11,202    814,700 SH           X                01, 02      814,700
KNOT INC                        COM      499184109     190     24,300 SH           X                  02         24,300
LATTICE SEMICONDUCTOR           COM      518415104   2,290    624,000 SH           X                  02        624,000
LAWSON SOFTWARE INC             COM      52078P102   3,876    587,300 SH           X                  01        587,300
LINEAR TECHNOLOTY CORP          COM      535678106   9,128    323,100 SH           X                  01        323,100
LIQUIDITY SERVICES INC.         COM      53635B107   5,497    476,300 SH           X                  02        476,300
LOOKSMART LTD                   COM      543442503     898    872,240 SH           X                  02        872,240
MAGMA DESIGN AUTOMATION INC     COM      559181102   7,898  3,037,800 SH           X                  02      3,037,800
MAXLINEAR, INC                  COM      57776J100   1,209     68,000 SH           X                  02         68,000
MELLANOX TECHNOLOGIES           COM      IL0011017     757     32,100 SH           X                  02         32,100
MICROSEMI CORP                  COM      595137100   9,667    557,500 SH           X                  01        557,500
MICROTUNE INC DEL               COM      59514P109   2,755  1,009,200 SH           X                  02      1,009,200
MONOLITHIC POWERSYSTEM INC      COM      609839105   3,860    173,100 SH           X                  02        173,100
MONSTER WORLDWIDE INC           COM      611742107  28,117  1,692,800 SH           X                  01      1,692,800
MYRIAD GENETICS INC             COM      62855J104  11,818    491,400 SH           X                  01        491,400
McAFEE INC                      COM      579064106  16,951    422,400 SH           X                  01        422,400
NETEZZA CORP                    COM      64111N101  15,955  1,247,440 SH           X                  01      1,247,440
NOVELL INC                      COM      670006105   7,216  1,202,700 SH           X                  01      1,202,700
NVIDIA CORP                     COM      67066G104  13,539    778,100 SH           X                  01        778,100
COLUMN TOTAL                                       259,250

                                                                  (SEC USE ONLY)
                                                                  March 31, 2010

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                             Item 6 Investment                       Item 8:
                                                    Item 4:                     Discretion                      Voting Authority
                                                     Fair      Item 5:   ------------------------   Item 7          (Shares)
                                 Item 2:  Item 3:   Market    Shares of        (b) Shared   (c)    Managers  ----------------------
                                Title of   CUSIP     Value    Principal  (a)  -As Defined Shared- See Instr.              (b)   (c)
     Item 1: Name of Issuer       class    Number  (x$1000)    Amount    Sole in Instr. V  Other       V      (a) Sole  Shared None
------------------------------- -------- --------- -------- ------------ ---- ----------- ------- ---------- ---------- ------ ----
OPENWAVE SYS INC                COM      683718308  25,389 11,038,700 SH           X                01, 02   11,038,700
OPNEXT INC                      COM      68375V105     760    322,000 SH           X                  02        322,000
PHASE FORWARD INC               COM      71721R406   6,283    480,000 SH           X                  02        480,000
PLATO Learning INC              COM      72764Y100   8,860  1,593,600 SH           X                  02      1,593,600
QLOGIC CORP                     COM      747277101   4,588    226,000 SH           X                  01        226,000
QUEST SOFTWARE INC              COM      74834T103   9,421    529,546 SH           X                  01        529,546
RADWARE, LTD                    COM      IL0010834   1,498     67,856 SH           X                  02         67,856
RIGHTNOW TECHNOLOGIES INC       COM      76657R106   3,924    219,700 SH           X                  02        219,700
RIVERSTONE NETWORKS             COM      769320995       0  8,160,250 SH           X                01, 02    8,160,250
SALARY.COM                      COM      794006106   1,152    397,100 SH           X                  02        397,100
SALIX PHARMACEUTICALS           COM      795435106  30,768    826,000 SH           X                01, 02      826,000
SAPIENT CORP                    COM      803062108  15,628  1,709,900 SH           X                  01      1,709,900
SILICON LABORATORIES, INC       COM      826919102   3,895     81,700 SH           X                  01         81,700
SOLARWINDS, INC                 COM      83416B109  13,150    607,100 SH           X                  01        607,100
SONIC SOLUTIONS                 COM      835460106  12,040  1,284,900 SH           X                01, 02    1,284,900
SS&C TECHNOLOGIES HOLDINGS, INC COM      78467J100   1,433     95,000 SH           X                  01         95,000
SYMANTEC CORP                   COM      871503108  11,875    701,500 SH           X                  01        701,500
TECH DATA CORP                  COM      878237106   3,318     79,200 SH           X                  01         79,200
TNS INC                         COM      872960109  24,450  1,096,400 SH           X                01, 02    1,096,400
TRX INC                         COM      898452107   1,061  2,121,700 SH           X                  02      2,121,700
TTI TEAM TELECOMA (restricted)  PFD      M88258104   1,782    909,091 SH           X                  02        909,091
TYCO ELECTRONICS LTD            COM      H8912P106   5,578    203,000 SH           X                  01        203,000
ULTICOM                         COM      903844108   5,366    532,326 SH           X                  02        532,326
VERIGY LTD                      COM      Y93691106   5,854    523,600 SH           X                  01        523,600
VIROPHARMA INC                  COM      928241108   9,203    675,200 SH           X                  02        675,200
WASHINGTON POST CO.             COM      939640108  11,415     25,700 SH           X                  01         25,700
WEB.COM GROUP INC               COM      94733A104   8,333  1,529,079 SH           X                  02      1,529,079
WEBMEDIABRANDS INC              COM      94770W100   3,702  3,739,800 SH           X                  02      3,739,800
ELOYALTY CORP SERIES B CONV PF  CVPF     290152990     115     22,475 SH   X                                     22,475
COLUMN TOTAL                                       230,841
                                                   -------
TOTAL                                              746,999
                                                   =======